CASH, CASH EQUIVALENTS AND BANK DEPOSITS	12 Months Ended
Dec. 31, 2012
CASH, CASH EQUIVALENTS AND BANK DEPOSITS
3	CASH, CASH EQUIVALENTS AND BANK DEPOSITS

As of December 31, 2011 and 2012, the amount of cash and cash equivalents and bank deposits by original maturity was as follows:

	December 31,
	2011	2012
	RMB	RMB

Cash and cash equivalents	767,885	371,256

Short-term time deposits with maturity over three months but within one year	43,000	237,100

Long-term time deposits with maturity between one and two years	169,000	20,000

As of December 31, 2011 and 2012, cash and cash equivalents include US Dollar denominated bank deposits of USD12,899 and USD9,943 (equivalent to RMB81,186 and RMB61,948), respectively.

As of December 31, 2012, the interest rate of time deposits range from 3.05% to 4.4% per annum with a weighted average maturity of 7 months. The Group places its cash in financial institutions with sound credit rating.